Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Funds
Entity Central Index Key	0000225930
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class A
Trading Symbol	TEMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$59	1.10%
[1],[2]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Net Assets	$ 2,646,724,703
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	21.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class C
Trading Symbol	TEFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$100	1.85%
[4],[5]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.85%
Net Assets	$ 2,646,724,703
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	21.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R
Trading Symbol	TEFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.35%
[7],[8]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%
Net Assets	$ 2,646,724,703
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	21.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R6
Trading Symbol	FTFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$40	0.74%
[10],[11]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 2,646,724,703
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	21.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Advisor Class
Trading Symbol	TFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$46	0.85%
[13],[14]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 2,646,724,703
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	21.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,646,724,703
Total Number of Portfolio Holdings	44
Portfolio Turnover Rate	21.21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class A
Trading Symbol	TEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.03%
[16],[17]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 2,863,013,729
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	43.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class C
Trading Symbol	TEWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$92	1.78%
[19],[20]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 2,863,013,729
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	43.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class R6
Trading Symbol	FTWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$39	0.76%
[22],[23]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 2,863,013,729
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	43.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Advisor Class
Trading Symbol	TWDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$40	0.78%
[25],[26]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 2,863,013,729
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	43.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,863,013,729
Total Number of Portfolio Holdings	46
Portfolio Turnover Rate	43.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.